DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,981,276	$ 2,823,901
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,696,872	2,399,239
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	76,163	114,815
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	208,241	309,847
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,498,408	2,261,881
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 482,868	$ 562,020